Legal proceedings update	6 Months Ended
Jun. 30, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Legal proceedings update	Legal proceedings update
A number of Alcon companies are, and will likely continue to be, subject to various legal proceedings and investigations that arise from time to time, including proceedings regarding product liability, sales and marketing practices, commercial disputes, employment, and wrongful discharge, antitrust, securities, health and safety, environmental, tax, international trade, privacy, and intellectual property matters. As a result, the Company may become subject to substantial liabilities that may not be covered by insurance and could affect our business, financial position and reputation. While the Company does not believe that any of these legal proceedings will have a material adverse effect on its financial position, litigation is inherently unpredictable and large judgments sometimes occur. As a consequence, the Company may in the future incur judgments or enter into settlements of claims that could have a material adverse effect on its results of operations or cash flow. Note 16 to the Combined Financial Statements in the Form 20-F contains a summary of significant legal proceedings to which the Company or its subsidiaries were a party as of the date of the Form 20-F. The following is a summary as of August 20, 2019 of significant developments in those proceedings as well as any new significant proceedings commenced since the date of the Form 20-F.

MIVS platform patent infringement litigation
In June 2015, Johns Hopkins University ("JHU") filed a patent infringement lawsuit against certain Alcon entities alleging that the use of certain Alcon surgical products, principally by third parties, infringes a patent directed to certain methods of ocular surgery. In March 2019, Alcon and JHU entered into a settlement agreement in full settlement of all claims relating to this proceeding.

LenSx laser system and WaveLight FS200 laser patent infringement litigations
Two consolidated cases were filed against Alcon claiming that the LenSx laser system and WaveLight FS200 femtosecond laser infringe two US patents expiring in 2018 and 2030. The district court entered summary judgment for Alcon, and the plaintiff appealed to the US Court of Appeals for the Federal Circuit. The court of appeals affirmed the district court’s judgment for Alcon on August 8, 2019.

In addition to the matters described above, there have been other developments in the other legal matters described in Note 16 to the Combined Financial Statements in the Form 20-F. However, the developments during the first six months of 2019 do not significantly affect the assessment of management concerning the adequacy of the total provisions recorded for legal proceedings.